Shareholder Report, Line Graph (Details) 197237_Pacer Developed Markets International Cash Cows 100 ETF_TF_TSR Annual {TF} - USD ($)										12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Jun. 16, 2017	Apr. 30, 2026
Pacer Developed Markets International Cash Cows 100 ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Pacer Developed Markets International Cash Cows 100 ETF NAV
Accumulated Value	$ 16,337	$ 15,481	$ 14,074	$ 13,371	$ 13,997	$ 8,949	$ 11,192	$ 11,648	$ 10,000	$ 23,355
Pacer Developed Markets International Cash Cows 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Pacer Developed Markets International Cash Cows 100 Index
Accumulated Value	17,549	16,510	14,840	14,075	14,543	9,201	11,355	11,765	10,000	$ 25,180
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI World Index
Accumulated Value	21,620	19,277	16,283	15,781	16,357	11,255	11,725	11,011	10,000	$ 27,924
FTSE All-World ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE All-World ex US Index
Accumulated Value	$ 13,269	$ 12,187	$ 11,440	$ 11,099	$ 12,332	$ 8,810	$ 10,184	$ 10,861	$ 10,000	$ 17,255